RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Rent expenses	$ 4,300	$ 2,000	$ 11,400	$ 5,900	$ 9,500	$ 11,500	$ 5,300
Other general and administrative expenses	$ 7,275	$ 2,846	18,784	8,316	13,196	21,372	33,132
Affiliated Entity
Related Party Transaction [Line Items]
Expenses of various companies related through common ownership			11,300	8,400	11,200	12,100	6,100
Rent expenses			10,000	7,600	8,600	11,000	4,700
Legal fees			500	500	600	600	700
Direct origination costs			300	300	400	$ 500	$ 700
Other general and administrative expenses			$ 500	$ 100	$ 1,600